Loans - Disclosure of Loans and Receivables (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about borrowings [line items]
Residential mortgages	$ 221,165	$ 208,652
Personal	42,222	43,651
Credit card	11,389	12,755
Business and government	135,546	125,798
Total gross amount	410,322	390,856
Total allowance	3,540	1,915
Net total	406,782	388,941
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	363	211
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,678	731
Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	832	553
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	667	420
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Residential mortgages	809	751
Personal	181	204
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	151	140
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	650	376
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	113	128
IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	3,540	1,915
Net total	406,782	388,941
IFRS9 [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	363	211
Net total	220,802	208,441
IFRS9 [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,678	731
Net total	133,868	125,067
IFRS9 [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	832	553
Net total	41,390	43,098
IFRS9 [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	667	420
Net total	10,722	12,335
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	914	644
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	151	140
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	650	376
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	113	128
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	2,626	1,271
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	212	71
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,028	355
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	719	425
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 667	$ 420